Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity

16. SHAREHOLDERS’ EQUITY

Appropriations from Earnings

In accordance with the amendments to the Company Act of the ROC in May 2015, the recipients of dividends and bonuses are limited to shareholders and do not include employees. The board of directors of SMI Taiwan held their meeting on June 29, 2016 and, in that meeting, had resolved amendments to the Company’s Articles of Incorporation of SMI Taiwan, particularly the amendment to the policy on dividend distribution and the addition of the policy on distribution of employees’ compensation.

Under the dividend policy of SMI Taiwan as set forth in the amended Articles, SMI Taiwan, the Company’s largest subsidiary, must make appropriations from annual earnings to non-distributable reserve which could affect the Company’s ability to pay cash or stock dividends, if any. SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for:

a.	Payment of taxes;

b.	Recovery of prior years’ deficits, if any;

c.	10% of remaining balance after deduction for a and b as legal reserve;

d.	Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary.

Dividends

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2016		2017
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,290	$0.050	$7,134
Second quarter	$0.0375	5,290	$0.050	7,148
Third quarter	$0.0375	5,297	$0.050	7,155
Fourth quarter	$0.0500	7,065	$0.075	10,737

		$22,942		$32,174

On October 24, 2016 and October 24, 2017, our Board of Directors, instead of declaring a quarterly dividend, declared an annual dividend of US$0.8 and US$1.2 per ADS, equivalent to US$0.2 and US$0.3 per ordinary share, which will be paid in four quarterly installments starting in the fourth quarter of 2016 and 2017, respectively. Future dividends, if any, on the Company’s outstanding ADSs and ordinary shares will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors our board of directors may deem relevant.

Any future dividend the Company declares will be paid to the holders of ADSs, subject to the terms of the deposit agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declares will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars.